Schedule of Fair Value Hierarchy Valuation Inputs (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability - Purchase Warrants	$ 2,843	$ 12,854
Fair Value, Inputs, Level 1 [Member] | Related Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, related party	10,548
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	2,400	6,200
Fair Value, Inputs, Level 3 [Member] | Warrant Liability - 2021 Common Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability - Purchase Warrants		12,854
Fair Value, Inputs, Level 3 [Member] | Warrant Liability - 2022 Common Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability - Purchase Warrants	1,129
Fair Value, Inputs, Level 3 [Member] | Two Thousand Twenty Two Inducement Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 1,714